                                                             December 20, 1996

LETTER TO SHAREHOLDERS

Dear Shareholders:
    On October 31, 1996, the net asset value of the Fund was $3.90, as compared to $3.70 on October 31, 1995. During the fiscal year ended October 31, 1996, the Fund paid dividends to shareholders on the common stock in the amount of $0.42 per share. Total dividends paid for the calendar year ending December 31, 1996 will be $0.42.

THE HIGH YIELD MARKET:
    The High Yield market, as measured by the C S First Boston Index, generated an annualized total return of 10.47% for the twelve month period ended October 31, 1996. The spread between high yield securities and comparable U.S. government securities stood at 404 basis points at October 31, 1996, compared to 457 basis points at October 31, 1995. Total new issue volume through October 31, 1996 approximated $55.3 billion split nearly evenly between registered public issues and Rule 144A issues. The average price of a cash paying high yield security was $98.21 with an average coupon of approximately 10.42%. The flow of money into high yield mutual funds continued at a high level throughout 1996, averaging between $200 million and $300 million per week. Total assets in high yield mutual funds exceeded $75 billion at October 31, 1996, as compared to $60 billion one year earlier.

THE FUND'S INVESTMENTS:
    The total return on the Fund's common stock for the twelve months ended October 31, 1996, assuming reinvestment of dividends, was approximately 15.29%. As of October 31, 1996, the Fund held 189 issues representing 29 industry groups. The average price of the Fund's high yield securities was $95.81 with an average coupon of 10.97%. At October 31, 1996, the Fund was generating monthly net investment income of approximately $0.035 per common share.

INVESTMENT OUTLOOK:
    The high yield market has performed well since October of 1995. Factors that would be expected to extend a favorable outlook for high yield securities are:

        1. Cash flows into high yield funds remain strong and the cash positions of many high yield funds remain high.

        2. The Federal Reserve continues its policy of accommodation to maintain the economy on a steady growth rate but at a lower rate than past economic expansions.

        3. Pricing pressures remain subdued throughout the economy which enhances the attraction of high yield securities.

        4. Weak economic growth of the other major industrial countries, particularly Japan and Germany, has forced their central banks to keep interest rates low and to encourage a weaker currency versus the US dollar. It may be necessary for the US Federal Reserve to lower interest rates to restrain the dollar's appreciation in order to protect the United States industrial competitive position.

    Some of the factors that could negatively impact the high yield market are:

        1. The S&P 500 is currently valued at a price-earnings ratio of 21 times a level historically associated with market tops. A significant correction in the S&P 500 would probably result in a strong correction in the high yield market.

        2. The business expansion is fairly extended and could slow down more sharply in 1997 than most observers currently anticipate. A weaker economy affects below investment grade credits disproportionately, which could increase defaults and give rise to credit problems.

        3. Corporate earnings could come under pressure simply from a slowdown in revenue due to an inability to raise or maintain prices. This inability to raise or maintain prices would have greater impact on highly leveraged companies and on small companies, which are the type of companies that issue high yield debt.

        4. More difficult times result in investors being more risk adverse, resulting in a flight from low quality into higher quality investments. If this were to happen, the current yield spread between high grade and low grade debt instruments could widen and investment funds would be disintermediated out of high yield investments into higher grade investments.

CONCLUSION:
    The fiscal year ended October 31, 1996 has been a period of strength in the high yield market. Longer term interest rates are again declining and short term interest rates have begun to decline. With cash flows into high yield funds remaining strong the outlook for the high yield market appears to provide a favorable opportunity in the near term.

    Management continues to review the Fund's investments, eliminating issues that appear fully-priced or vulnerable to either interest rate risk or disappointing financial results.

                                        Respectfully submitted,

                                    /s/ Richard E. Omohundro, Jr.
                                        Richard E. Omohundro, Jr.
                                        President

                                    /s/ John A. Frabotta
                                        John A. Frabotta
                                        Vice President and
                                        Chief Investment Officer

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996

FIXED INCOME -- 89.52%
                                                                                      Ratings
                                                                                -------------------
    Par                                                                         Standard                    Value
   Value    Description                                                         & Poor's    Moody's        (Note 2)
   -----    -----------                                                         --------    -------        --------
            AEROSPACE AND DEFENSE - 0.57%
$1,000,000  Sabreliner Corp., 12 1/2%, sr. notes, series B, 04/15/03 .........  B+          B2           $    933,750
                                                                                                         ------------
            AGRICULTURAL CHEMICALS/FARMING - 1.45%
   500,000  Calmar Spraying Systems Inc., 11 1/2%, sr. sub. notes, 08/15/05 ..  B-          B3                491,250
   500,000  Hines Horticulture Inc., 11 3/4%, sr. sub. notes, 10/15/05 .......  B-          B3                528,750
 1,250,000  LaRoche Industries Inc., 13%, sr. sub. notes, 08/15/04 ...........  B           B3              1,350,000
                                                                                                         ------------
                                                                                                            2,370,000
                                                                                                         ------------
            AUTOMOBILE/AUTO PARTS/TRUCK MANUFACTURING - 4.63%
 1,000,000  AM General Corp., 12 7/8%, sr. notes, series B, 05/01/02 .........  B-          B3                960,000
 1,000,000  Aetna Industries Inc., 11 7/8%, sr. notes, 144A, 10/01/06 ........  B-          B3              1,022,500
 1,000,000  CSK Auto Inc., 11%, sr. sub. notes, 144A, 11/01/06 ...............  B-          B3              1,000,000
   500,000  Great Dane Holdings Inc., 12 3/4%, sr. sub. deb., 08/01/01 .......  CCC         Caa               491,875
 1,000,000  Harvard Industries Inc., 12%, sr. notes, 07/15/04 ................  B+          B3                940,000
 1,500,000  Iochpe-Maxion SA, 12 3/8%, notes, 11/08/02 .......................  NR          NR              1,470,000
   500,000  Poindexter, J.B., Inc., 12 1/2%, sr. notes, 05/15/04 .............  B+          B2                482,500
   500,000  Speedy Muffler King Inc., 10 7/8%, sr. notes, 10/01/06 ...........  B+          B1                505,000
   781,000  Venture Holdings Trust, 9 3/4%, sr. sub. notes, 04/01/04 .........  B           B3                695,090
                                                                                                         ------------
                                                                                                            7,566,965
                                                                                                         ------------
            BANKS/SAVINGS AND LOANS/FINANCE COMPANIES/
            CONSUMER CREDIT - 2.35%
 1,000,000  Berkeley Federal Bank & Trust, 12%, sub. deb., 06/15/05 ..........  B+          B1              1,080,000
 1,000,000  Central Rents Inc., 12 7/8%, sr. notes, series B, 12/15/03 .......  NR          B3              1,062,500
   500,000  Imperial Credit Industry Inc., 9 3/4%, sr. notes, 01/15/04 .......  B           B1                487,500
 1,000,000  Lomas Mortgage USA Inc., 10 1/4%, sr. notes, 10/01/02 ............  D           Ca                685,000
   500,000  Ocwen Financial Corp., 11 7/8%, notes, 10/01/03 ..................  B+          B1                525,000
                                                                                                         ------------
                                                                                                            3,840,000
                                                                                                         ------------
            BROADCASTING - TV/CABLE/RADIO/PUBLISHING - 9.62%
   500,000  Adelphia Communication, 9 7/8%, sr. notes, 03/01/05 ..............  B           B3                435,000
 1,000,000  Adelphia Communication, 12 1/2%, sr. notes, 05/15/02 .............  B           B3                990,000
 1,000,000  Allbritton, 11 1/2%, sr. sub. notes, 08/15/04 ....................  B-          B3              1,040,000
 1,000,000  Australis Media Ltd., 0%, sr. sub. disc. notes, 05/15/03 .........  NR          NR                590,000
 1,000,000  Bell Cable Media Plc., 0%, sr. disc. notes, 09/15/05 .............  BB-         B2                750,000
   500,000  Busse Broadcasting Corp., 11 5/8%, sr. secd. notes, 10/15/00 .....  NR          B3                501,250
 6,000,000  DIVA Systems Corp., 13%, sub. disc. notes, 05/15/06 ..............  NR          NR              3,420,000
   750,000  Emerson Radio Corp., 8 1/2%, conv. sub. deb., 144A, 08/15/02 .....  NR          NR                525,000
   500,000  Galaxy Telecom, L.P., 12 3/8%, sr. sub. notes, 10/01/05 ..........  B-          B3                525,000
   500,000  Knoll Inc., 10 7/8%, sr. sub. notes, 03/15/06 ....................  B+          B3                535,000
   750,000  Marcus Cable Co., L.P., 11 7/8%, sr. deb., 10/01/05 ..............  B           Caa               785,625
 1,000,000  Mobile Media Communications, 9 3/8%, sr. sub. notes, 11/01/07 ....  CCC         B3                545,000
   750,000  Paxson Communications Corp., 11 5/8%, sr. sub. notes, 10/01/02 ...  NR          B3                765,000
   500,000  RBS Participaco, 14%, notes, 12/15/03 ............................  NR          NR                542,500
 1,000,000  Sinclair Broadcasting Group, 10%, sr. sub. notes, 09/30/05 .......  B           B2                972,500
   500,000  Sullivan Graphics Inc., 12 3/4%, sr. sub. notes, 08/01/05 ........  NR          Caa               485,000
 1,000,000  UIH Australia Pac Inc., 14%, sr. disc. notes, series B, 05/15/06    NR          B2                530,000
 1,000,000  United International Holdings Inc., 0%, sr. secd. disc. notes,
              11/15/99 ......................................................   B-          B3                700,000
   325,000  Winstar Communications Inc., 14%, sr. sub. disc. notes, 10/15/05 .  NR          NR                201,500
   650,000  Winstar Communications Inc., 14%, sr. disc. notes, 10/15/05 ......  NR          NR                364,000
   500,000  Wireless One Inc., 13%, sr. disc. notes, 10/15/03 ................  B-          B3                512,500
                                                                                                         ------------
                                                                                                           15,714,875
                                                                                                         ------------
            CHEMICALS/PLASTICS - 2.49%
 1,000,000  Astor Corp., 10 1/2%, sr. sub. notes, 144A, 10/15/06 .............  B-          B3                995,000
 1,000,000  Key Plastics Inc., 14%, sr. notes, series B, 11/15/99 ............  B+          B2              1,030,000
 1,000,000  Plastic Specialties & Technologies Inc., 11 1/4%, sr. notes,
              12/01/03 .......................................................  B-          B3              1,030,000
   500,000  Spinnaker Industries Inc., 10 3/4%, sr. secd. notes, 144A,
              10/15/06 .......................................................  B           B3                507,500
   500,000  Sterling Chemicals Inc., 11 3/4%, sr. sub. notes, 08/15/06 .......  B+          B3                512,500
                                                                                                         ------------
                                                                                                            4,075,000
                                                                                                         ------------
            DIVERSIFIED/CONGLOMERATE MANUFACTURING - 3.11%
   500,000  Aftermarket Technology Corp., 12%, sr. sub. notes, series B,
              08/01/04 ......................................................   NR          B3                550,000
 1,000,000  Genmar Holdings Inc., 13 1/2%, sr. sub. notes, series A, 07/15/01   CCC-        Caa               950,000
 1,000,000  Haynes International Inc., 11 5/8%, sr. notes, 09/01/04 ..........  B-          B3              1,042,500
   500,000  IMO Industries Inc., 11 3/4%, sr. sub. notes, 05/01/06 ...........  B-          B3                503,750
   500,000  Jordan Industries Inc., 10 3/8%, sr. notes, 08/01/03 .............  B+          B3                490,000
   500,000  MVE Inc., 12 1/2%, sr. secd. notes, 02/15/02 .....................  B+          B3                530,000
   500,000  Mail-Well Envelope Corp., 10 1/2%, sr. sub. notes, 02/15/04 ......  B           B2                500,000
   500,000  Selmer Inc., 11%, sr. sub. notes, 05/15/05 .......................  B-          B3                520,000
                                                                                                         ------------
                                                                                                            5,086,250
                                                                                                         ------------
            DIVERSIFIED CONGLOMERATE SERVICES - 0.71%
   550,000  Coinmach Corp., 11 3/4%, sr. notes, series B, 11/15/05 ...........  B+          B2                589,875
   500,000  Primeco Inc., 12 3/4%, sr. sub. notes, 03/01/05 ..................  B           B3                562,500
                                                                                                         ------------
                                                                                                            1,152,375
                                                                                                         ------------
            ELECTRICAL EQUIPMENT/ELECTRONICS/COMPUTERS - 3.14%
 1,000,000  Advanced Micro Devices Inc., 11%, sr. secd. notes, 08/01/03 ......  BB-         Ba1             1,052,500
 1,000,000  Computervision Corp., 11 3/8%, sr. sub. notes, 08/15/99 ..........  B-          B3              1,047,500
   500,000  International Wire Group Inc., 11 3/4%, sr. sub. notes, 06/01/05 .  B-          B3                527,500
 1,000,000  National Semiconductor Corp., 6 1/2%, conv. sub. notes, 144A,
              10/01/02 .......................................................  BB          Ba2               943,750
   990,000  Real Time Data Inc., 0%, sub. disc. notes, 08/15/06 ..............  NR          NR                534,600
   500,000  United Stationers Supply Co., 12 3/4%, sr. sub. notes, 05/01/05 ..  B-          B3                547,500
   500,000  VLSI Technology Inc., 8 1/4%, conv. sub. notes, 10/01/05 .........  B           NR                475,000
                                                                                                         ------------
                                                                                                            5,128,350
                                                                                                         ------------
            FINANCIAL SERVICES-BROKERAGE/SYNDICATION/LEASING - 0.92%
 1,000,000  Beal Financial Corp., 12 3/4%, sr. notes, 08/15/00 ...............  B-          B2              1,060,000
   425,000  First Federal Financial Corp., 11 3/4%, notes, 10/01/04 ..........  B+          B2                448,375
                                                                                                         ------------
                                                                                                            1,508,375
                                                                                                         ------------
            FOOD AND TOBACCO - 8.32%
   390,218  American Restaurant Group, 13%, sr. secd. notes, 09/15/98 ........  B-          Caa               343,392
 1,000,000  American Rice Inc., 13%, mtg. notes, 07/31/02 ....................  B-          Caa               910,000
 1,000,000  BGLS, Inc., 15 3/4%, sr. secd. notes, series B, 01/31/01 .........  NR          NR                750,000
 1,250,000  Curtice Burns Foods Inc., 12 1/4%, sr. sub. notes, 02/01/05 ......  B           B3              1,225,000
 1,000,000  Doane Products Co., 10 5/8%, sr. notes, 03/01/06 .................  B+          B3              1,045,000
 1,500,000  FRD Acquisition Co., 12 1/2%, sr. notes, series B, 07/15/04 ......  NR          NR              1,500,000
 1,000,000  Fleming Companies Inc., 10 5/8%, sr. notes, 12/15/01 .............  B+          Ba3               990,000
   500,000  International Home Foods, 10 3/8%, sr. sub. notes, 144A, 11/01/06   B-          B2                500,000
   500,000  Liggett Group Inc., 11 1/2%, gtd. sr. secd. notes, series B,
              02/01/99 .......................................................  NR          NR                340,000
   250,000  Liggett Group Inc., 16 1/2%, notes, 02/01/99 .....................  NR          NR                222,500
 1,500,000  P&C Food Markets Inc., 11 1/2%, deb., 10/15/01 ...................  BB-         B1              1,305,000
 1,000,000  Specialty Foods Corp., 11 1/4%, sr. sub. notes, sereis B, 08/15/03  B           Caa               795,000
 1,000,000  Spreckels Industries Inc., 11 1/2%, gtd. sr. secd. notes, 09/01/00  B           B2              1,072,500
   300,000  Standard Communications Corp., 7 1/4%, conv. sub. deb., 03/31/07 .  B           B3                233,625
 1,000,000  Stroh Brewery Co., 11.10%, sr. sub. notes, 07/01/06 ..............  NR          NR              1,042,500
   500,000  TLC Beatrice International Holdings Inc., 11 1/2%,
              sr. secd. notes, 10/01/05 ......................................  BB-         B1                505,000
   750,000  Van de Kamps Inc., 12%, sr. sub. notes, 09/15/05 .................  B-          B2                817,500
                                                                                                         ------------
                                                                                                           13,597,017
                                                                                                         ------------
            GENERAL & SPECIALTY RETAIL - 2.92%
 1,000,000  Finlay Fine Jewelry Corp., 10 5/8%, sr. notes, 05/01/03 ..........  B           B1              1,030,000
   750,000  Hills Stores Co., 12 1/2%, sr. notes, 144A, 07/01/03 .............  NR          B1                675,000
   500,000  Loehmanns Inc., 11 7/8%, sr. notes, 05/15/03 .....................  B           B2                530,000
 1,000,000  Mothers Work Inc., 12 5/8%, sr. notes, 08/01/05 ..................  B+          B3              1,010,000
 1,000,000  SRI Receivable Pure Inc., 12 1/2%, notes, 144A, 12/15/00 .........  NR          NR              1,010,000
   500,000  Specialty Retailers Inc., 11%, sr. sub. notes, series B, 08/15/03   B-          B3                510,000
                                                                                                         ------------
                                                                                                            4,765,000
                                                                                                         ------------
            GROCERY/CONVENIENCE - 4.01%
 3,000,000  Cumberland Farms Inc., 10 1/2%, gtd. secd. notes, 10/01/03 .......  NR          NR              2,947,500
   500,000  Grand Union Co., 12%, sr. notes, 09/01/04 ........................  B-          B3                506,250
   500,000  Jitney Jungle Stores, 12%, sr. notes, 03/01/06 ...................  B           B2                540,000
   500,000  Pantry Inc., 12%, sr. notes, series B, 11/15/00 ..................  B           B2                440,000
 1,000,000  Pathmark Stores Inc., 12 5/8%, sub. deb., 06/15/02 ...............  B-          B3              1,040,000
   500,000  Ralph's Supermarkets Inc., 13 3/4%, sr. sub. notes, 06/15/05 .....  B-          B3                531,875
   500,000  Star Markets Company, Inc., 13%, sr. sub. notes, 11/01/04 ........  CCC+        B3                545,000
                                                                                                         ------------
                                                                                                            6,550,625
                                                                                                         ------------
            HEALTHCARE/DRUGS/HOSPITAL SUPPLIES - 2.33%
   750,000  Complete Management Inc., 8%, conv. sub. deb., 08/15/03 ..........  NR          NR                930,000
 1,000,000  Eye Care Centers of America Inc., 12%, sr. notes, 10/01/03 .......  B+          B3              1,070,000
   500,000  Health O Meter Inc., 13%, sr. sub. notes, 08/15/02 ...............  B-          B3                550,000
   250,000  Maxxim Medical Inc., 10 1/2%, sr. sub. notes, 08/01/06 ...........  B           B3                250,000
 1,000,000  Unison Healthcare Corp., 12 1/4%, sr. notes, 144A, 11/01/06 ......  B           B3              1,000,000
                                                                                                         ------------
                                                                                                            3,800,000
                                                                                                         ------------
            HOME FURNISHINGS/DURABLE CONSUMER PRODUCTS - 2.00%
 2,000,000  CS Wireless Systems Inc., 11 3/8%, units, 03/01/06 ...............  NR          NR                930,000
 1,000,000  Lanesborough Corp., 10%, sr. notes, 04/15/00 .....................  NR          NR                830,000
 1,130,000  Levitz Furniture Corp., 9 5/8%, sr. sub. notes, 07/15/03 .........  CCC         Caa               463,300
 1,000,000  Simmons Co., 10 3/4%, sr. sub. notes, 04/15/06 ...................  B           B2              1,035,000
                                                                                                         ------------
                                                                                                            3,258,300
                                                                                                         ------------
            HOTEL/GAMING - 0.51%
   500,000  Courtyard by Marriott II, 10 3/4%, sr. secd. notes, 02/01/08 .....  B-          NR                517,500
   419,000  U.S. Trails Inc., 12%, sr. sub. pik notes, 07/15/03 ..............  NR          NR                314,250
                                                                                                         ------------
                                                                                                              831,750
                                                                                                         ------------
            LEISURE/AMUSEMENT/MOTION PICTURES - 3.33%
 1,250,000  Act III Theatres Inc., 11 7/8%, sr. sub. notes, 02/01/03 .........  NR          B3              1,359,375
 2,000,000  Baldwin Company, 10 3/8%, sr. notes, series B, 08/01/03 ..........  D           Ca                820,000
   500,000  Guitar Centers Management Co., Inc., 11%, sr. notes, 144A,
              07/01/06 .......................................................  B           B2                525,000
   250,000  Live Entertainment Inc., 12%, sr. secd. sub. notes, 03/23/99 .....  NR          NR                240,000
 2,000,000  Marvel III Holdings Inc., 9 1/8%, sr. secd. notes, series B,
              02/15/98 .......................................................  CCC+        Caa               910,000
 3,500,000  Musicland Group Inc., 9%, sr. sub. notes, 06/15/03 ...............  CCC+        B3              1,050,000
   500,000  Premier Parks Inc., 12%, sr. notes, series A, 08/15/03 ...........  B+          B2                541,250
                                                                                                         ------------
                                                                                                            5,445,625
                                                                                                         ------------
            MACHINERY - 0.67%
   500,000  Newflo Corp., 13 1/4%, sub. notes, 11/15/02 ......................  B-          B3                551,250
   500,000  Specialty Equipment Companies Inc., 11 3/8%, sr. sub. notes,
              12/01/03 .......................................................  B           B3                540,000
                                                                                                         ------------
                                                                                                            1,091,250
                                                                                                         ------------
            METALS/MINING - 6.35%
 1,500,000  Algoma Steel Inc., 12 3/8%, 1st mtg. notes, 07/15/05 .............  B           B1              1,552,500
 1,000,000  Bayou Steel Corporation, 10 1/4%, 1st mtg. notes, 03/01/01 .......  B           B2                920,000
   750,000  GS Technologies Inc., 12%, gtd. sr. notes, 09/01/04 ..............  B           B2                765,000
 1,000,000  ICF Kaiser International Inc., 13%, sr. sub. notes, 12/31/03 .....  B-          B3                980,000
 1,000,000  ICF Kaiser International Inc., 12%, units, 12/31/03 ..............  B-          B3                980,000
   500,000  IVACO Inc., 11 1/2%, sr. notes, 09/15/05 .........................  B+          B1                483,750
 1,000,000  Maxxam Group Inc., 11 1/4%, sr. secd. notes, 08/01/03 ............  B-          B3                995,000
 1,000,000  Renco Metals Inc., 11 1/2%, sr. notes, 07/01/03 ..................  B           B2              1,047,500
   500,000  Sheffield Steel Corp., 12%, 1st mtg. notes, 11/01/01 .............  B-          Caa               470,000
   750,000  Sheffield Steel Corp., 12%, 1st mtg. notes, 11/01/01 .............  B-          Caa               705,000
 1,000,000  Weirton Steel Corp., 11 3/8%, sr. notes, 07/01/04 ................  B           B2              1,000,000
   500,000  Wheeling Pittsburgh Corp., 9 3/8%, sr. notes, 11/15/03 ...........  BB-         B1                475,000
                                                                                                         ------------
                                                                                                           10,373,750
                                                                                                         ------------
            OIL/NATURAL GAS/OIL SERVICES - 2.74%
 1,000,000  Clark USA Inc., 10 7/8%, sr. notes, series B, 12/01/05 ...........  B+          B2              1,030,000
   436,000  HarCor Energy Inc., 14 7/8%, sr. notes, 07/15/02 .................  B-          B3                518,840
   750,000  NS Group Inc., 13 1/2%, units, 07/15/03 ..........................  B-          B3                750,938
   300,000  Presidio Oil Co., 11 1/2%, sr. gas indexed notes, series B,
              09/15/00 .......................................................  NR          Caa               318,000
 1,750,000  Trans Texas Gas Corp., 11 1/2%, sr. secd. notes, 06/15/02 ........  BB-         B2              1,859,375
                                                                                                         ------------
                                                                                                            4,477,153
                                                                                                         ------------
            PACKAGING/CONTAINERS - 2.33%
   500,000  Iron Mountain Inc., 10 1/8%, sr. sub. notes, 10/01/06 ............  B-          B3                516,250
   500,000  Pierce Leahy Corp., 11 1/8%, sr. sub. notes, 144A, 07/15/06 ......  B-          B3                530,000
   500,000  Portola Packaging Inc., 10 3/4%, sr. notes, 10/01/05 .............  B           B2                523,125
   500,000  Printpak Inc., 10 5/8%, sr. sub. notes, series A, 144A, 08/15/06 .  NR          B3                517,500
   625,000  Sea Containers Ltd., 12 1/2%, sr. sub. deb., 12/01/04 ............  BB-         B1                668,750
 1,000,000  Stone Container Corp., 11 7/8%, sr. adj. rate notes, 144A,
              08/01/16 .......................................................  B+          B1              1,052,500
                                                                                                         ------------
                                                                                                            3,808,125
                                                                                                         ------------
            PAPER/FOREST PRODUCTS/PRINTING - 2.54%
   325,000  American Pad & Paper Company, 13%, sr. sub. notes, series B,
              11/15/05 .......................................................  NR          B3                376,187
   500,000  Day International Group, Inc., 11 1/8%, sr. sub. notes, series B,
              06/01/05 .......................................................  B-          B3                522,500
 1,000,000  FSW International Finance Co., 12 1/2%, gtd. secd. notes, 144A,
              11/01/06 .......................................................  NR          B1              1,000,000
   250,000  Florida Coast Paper, 12 3/4%, 1st mtg. notes, 144A, 06/01/03 .....  B           B3                243,750
 1,000,000  Hayes Wheels International Inc., 11%, sr. sub. notes, 07/15/06 ...  B           B3              1,042,500
 1,370,000  Wickes Lumber Co., 11 5/8%, sr. sub. notes, 12/15/03 .............  CCC+        B3                959,000
                                                                                                         ------------
                                                                                                            4,143,937
                                                                                                         ------------
            PERSONAL & MISCELLANEOUS SERVICES - 0.83%
   750,000  ICON Health & Fitness, 13%, sr. sub. notes, 07/15/02 .............  CCC+        B3                847,500
   500,000  Remington Product Co., 11%, sr. sub. notes, 144A, 05/15/06 .......  B-          B3                502,500
                                                                                                         ------------
                                                                                                            1,350,000
                                                                                                         ------------
            PUBLIC UTILITY/ELECTRIC POWER/HYDRO POWER  - 2.05%
 1,000,000  Maxus Energy Corp., 11 1/2%, deb., 11/15/15 ......................  BB-         B1              1,052,500
 1,000,000  Midland Funding Corp. II, 13 1/4%, secd. lease oblig., 07/23/06 ..  B-          B2              1,147,500
   325,000  Petroleum Heat & Power Inc., 12 1/4%, sub. deb., 02/01/05 ........  B+          B2                358,313
   250,000  Rayovac Corp., 10 1/4%, sr. sub. notes, 144A, 11/01/06 ...........  B-          B3                253,750
   500,000  Texas New Mexico Power Co., 12 1/2%, deb., 01/15/99 ..............  B+          Ba3               542,500
                                                                                                         ------------
                                                                                                            3,354,563
                                                                                                         ------------
            RAIL/TRUCKING/OVERNIGHT DELIVERY - 2.19%
 1,000,000  Ameritruck, 12 1/4%, sr. sub. notes, series B, 11/15/05 ..........  B-          Ba3               985,000
 1,500,000  Petro PSC Properties, 12 1/2%, sr. notes, 06/01/02 ...............  B           B3              1,545,000
 1,000,000  Terex Corp., 13 3/4%, sr. secd. notes, 05/15/02 ..................  B-          Caa             1,050,000
                                                                                                         ------------
                                                                                                            3,580,000
                                                                                                         ------------
            REAL ESTATE DEVELOPMENT/REITS/BUILDING/CONSTRUCTION - 4.18%
 1,000,000  Associated Materials Inc., 11 1/2%, sr. sub. notes, 08/15/03 .....  B-          B3                960,000
   290,820  Bramalea Limited, 11 1/8%, deb., series 1, 03/22/98 (b) ..........  NR          NR                 58,164
   500,000  Greystone Homes Inc., 10 3/4%, gtd. sr. notes, 03/01/04 ..........  B           B1                502,500
 1,000,000  MDC Holdings Inc., 11 1/8%, sr. notes, 12/15/03 ..................  B+          NR              1,035,000
   500,000  Oriole Homes Corp., 12 1/2%, sr. notes, 01/15/03 .................  B           B2                465,000
   750,000  Peters, J.M., Inc., 12 3/4%, sr. notes, 05/01/02 .................  B-          B3                705,000
 2,000,000  Ryland Group Inc., 10 1/2%, sr. notes, 07/01/06 ..................  BB          Ba2             2,040,000
 1,000,000  Saul, B.F. Real Estate Investments, 11 5/8%, sr. secd. notes,
              series B, 04/01/02 .............................................  B-          NR              1,070,000
                                                                                                         ------------
                                                                                                            6,835,664
                                                                                                         ------------
            TELEPHONE/COMMUNICATIONS - 11.19%
   500,000  Alvey Systems, Inc., 11 3/8%, sr. sub. notes, 01/31/03 ...........  B-          B3                521,250
   800,000  American Communication Services, 12 3/4%, sr. disc. notes,
              04/01/06 .......................................................  NR          NR                420,000
 2,000,000  Audio Vox Corp., 6 1/4%, conv. sub. deb., 03/15/01 ...............  CCC+        Caa             1,720,000
   250,000  Centennial Cellular Corporation, 10 1/8%, sr. notes, 05/15/05 ....  B           B2                243,750
   750,000  Communications & Power Industries, Inc., 12%, sr. sub. notes,
              08/01/05 .......................................................  NR          B3                804,375
 1,000,000  Dictaphone Corp., 11 3/4%, sr. sub. notes, 08/01/05 ..............  B-          B3                922,500
 1,000,000  Echostar Communications Company, 12 7/8%, sr. secd. disc. notes,
              06/01/04 .......................................................  NR          B2                780,000
   500,000  Fonorola Inc., 12 1/2%, sr. secd. notes, 08/15/02 ................  B+          B2                546,250
   250,000  Gray Communications Systems Inc., 10 5/8, sr. sub. notes, 10/01/06  B-          B3                255,625
   500,000  Hyperion Telcommunications Inc., 13%, units, 04/15/03 ............  NR          NR                305,000
 2,000,000  IXC Communications Inc., 12 1/2%, sr. notes, series B, 10/01/05 ..  NR          B3              2,087,500
 1,000,000  Intermedia Capital Partners IV, 11 1/4%, sr. disc. notes, 144A,
              08/01/06 .......................................................  B           B2                997,500
   750,000  Intermedia Communications of Florida, Inc., 13 1/2%, sr. notes,
              06/01/05 .......................................................  B-          B3                847,500
   500,000  Omnipoint Corp., 11 5/8%, sr. notes, 144A, 08/15/06 ..............  CCC+        B2                505,000
 2,000,000  Orbcomm Global L.P., 14%, sr. notes, 144A, 08/15/04 ..............  B-          B3              2,030,000
   750,000  ProNet Inc., 11 7/8%, sr. sub. notes, 06/15/05 ...................  CCC         B3                686,250
 1,000,000  Rogers Cantel Mobile Inc., 11 1/8%, gtd. sr. secd. notes, 07/15/02  BB-         B2              1,057,500
   350,000  Shared Technology Fairchild, 0%, sub. disc. notes, 03/01/06 ......  NR          Caa               273,000
   500,000  Sprint Spectrum L.P., 11%, sr. notes, 08/15/06 ...................  B+          B2                508,750
 1,500,000  Teleport Communications, 0%, sr. disc. notes, 07/01/07 ...........  B           B1                971,250
   250,000  Tokheim Corp., 11 1/2%, sr. sub. notes, 144A, 08/01/06 ...........  NR          B3                262,500
   500,000  Unisys Corp., 11 3/4%, sr. notes, 10/15/04 .......................  B+          B1                510,000
 1,000,000  Unisys Corp., 12%, sr. notes, series B, 04/15/03 .................  B+          B1              1,022,500
                                                                                                         ------------
                                                                                                           18,278,000
                                                                                                         ------------
            TEXTILES/APPAREL - 0.64%
   500,000  Synthetic Industries Inc., 12 3/4%, sr. sub. deb., 12/01/02 ......  NR          B3                540,000
   600,000  United States Leather, Inc., 10 1/4%, sr. notes, 07/31/03 ........  B-          B3                507,000
                                                                                                         ------------
                                                                                                            1,047,000
                                                                                                         ------------
            TRANSPORTATION/AIRLINES/BUS - 1.40%
 1,000,000  CHC Helicopter Corp., 11 1/2%, sr. sub. notes, 07/15/02 ..........  B-          B3                992,500
   300,000  Greenwich Air Services Inc., 10 1/2%, sr. notes, 06/01/06 ........  B+          B2                315,000
 1,000,000  Trans World Airlines Inc., 12%, sr. secd. reset notes, 11/03/98 ..  NR          NR                985,000
                                                                                                         ------------
                                                                                                            2,292,500
                                                                                                         ------------
            Total Fixed Income (cost $144,525,138) ...........................                           $146,256,199
                                                                                                         ------------

COMMON STOCK AND WARRANTS -- 5.07%
                                                                                                            Value
  Units     Description                                                                                    (Note 2)
  -----     -----------                                                                                    --------
     1,000  Allmerica Financial Corp. ...............................................................    $     30,375
    10,500  Ambassador Apartments Inc. ..............................................................         212,625
     2,000  American Telecasting Inc., warrants .....................................................          74,000
    12,644  Amerisource Distribution Corp., class C .................................................         526,307
   185,900  Ames Department Stores Inc., excess cash flow pmt., series A ............................               0
   594,876  Ames Department Stores Inc., lit. trust units ...........................................               0
    12,500  Bank Plus Corp. .........................................................................         140,625
     8,000  CHC Helicopter, warrants ................................................................               0
     5,925  Capital Pac Holdings Inc., warrants .....................................................              22
     1,000  Central Rents, warrants .................................................................               0
       750  Chattem Inc., warrants ..................................................................           3,000
    33,000  Cort Business Services Corp., warrants ..................................................          99,000
       500  County Seat Holdings Inc., warrants .....................................................               0
    20,000  Criimi Mae Inc., conv. preferred, series B ..............................................         540,000
     2,000  Digex Inc. ..............................................................................          21,875
    20,000  Excel Realty Trust Inc. .................................................................         437,500
     1,000  Eye Care Centers of America Inc., warrants ..............................................          10,000
    40,000  Fidelity Federal Bank, exchangeable preferred ...........................................       1,120,000
    10,000  First Alliance Co. ......................................................................         272,500
     6,000  Forest Oil Corp. ........................................................................          90,000
       500  HDA Management Corp., warrants ..........................................................               0
    11,000  HarCor Energy Inc., warrants ............................................................               0
    20,000  Health & Retirement Properties Trust ....................................................         362,500
     1,500  Heartland Wireless Communications, warrants .............................................          22,500
    10,000  Hospitality Properties Trust ............................................................         260,000
       500  Hyperion Telecom ........................................................................               0
     4,800  ICF Kaiser International Inc., warrants .................................................               0
       750  IHF Capital Inc., warrants ..............................................................               0
       553  Insilco Corp., class B ..................................................................          21,567
       750  Intermedia Communications of Florida, Inc. ..............................................          15,000
    50,908  Live Entertainment Inc., conv. preferred, series B ......................................         429,536
    20,000  MDC Holdings Inc. .......................................................................         147,500
       500  Motels of America, 144A .................................................................             500
    20,000  National Propane Partners ...............................................................         397,500
     1,000  Petro PSC Properties LP, warrants .......................................................          33,000
   132,000  Prime Retail Inc. .......................................................................       1,534,500
    10,000  R&G Financial Corp. .....................................................................         198,750
     1,000  Sabreliner Corp., warrants ..............................................................               0
       500  Spanish Broadcasting Corp., warrants ....................................................          65,000
    15,000  Supermarkets General Holdings, exchangeable preferred ...................................         405,000
    15,000  Ugly Duckling Corp. .....................................................................         236,250
     9,800  Uniroyal Technology Corp., warrants .....................................................           9,800
   148,562  United Gas Holding Corp. (b) (c) ........................................................               0
    38,430  U.S. Trails .............................................................................          39,631
    20,000  Walden Residential Properties, conv. preferred, series B ................................         525,000
     1,500  Wireless One Inc., warrants .............................................................               0
                                                                                                         ------------
            TOTAL COMMON STOCK AND WARRANTS (cost $11,394,843) ......................................       8,281,363
                                                                                                         ------------
            TOTAL INVESTMENTS IN SECURITIES (cost $155,919,886) .....................................     154,537,562
                                                                                                         ------------
            OTHER ASSETS - 5.41% ....................................................................       8,843,936
                                                                                                         ------------
            TOTAL ASSETS - 100% .....................................................................     163,381,498
                                                                                                         ------------

(a) Percentages indicated are based on total assets.
(b) Non-income producing security, currently in receivership.
(c) Security valued in good faith follolwing procedures approved by the Board of Directors.
(d) Pay in kind.
NR denotes not rated


The accompanying notes are an integral part of these financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

BALANCE SHEET
October 31, 1996

ASSETS

Investments in securities at value (identified cost $155,919,886; see Schedule of
  Investments and Note 2)                                                                       $154,537,562
Cash .....................................................................................         1,501,694
Receivables:
  Investment securities sold .............................................................         2,291,465
  Receivable for fund shares sold  .......................................................           290,603
  Interest ...............................................................................         4,591,445
Deferred debt issuance and organizational costs (Note 2) .................................             9,998
Deferred auction agent fees (Note 6) .....................................................            54,002
Prepaid surety bond premiums (Note 7) ....................................................             7,012
Prepaid insurance ........................................................................            23,174
Other assets .............................................................................            74,543
                                                                                                ------------
        Total assets .....................................................................      $163,381,498
                                                                                                ------------

LIABILITIES

Payables:
  Investment securities purchased ........................................................      $  1,795,622
Accrued expenses (Note 3) ................................................................           875,236
Senior notes (Note 4) ....................................................................        20,000,000
                                                                                                ------------
        Total liabilities ................................................................      $ 22,670,858
                                                                                                ------------
Net Assets:
  Taxable auction rate preferred stock, no par value --
    Authorized -- 1,000 shares
    Issued -- 200 shares, liquidation preference of $100,000 per share (Notes 5 and 7) ...      $ 20,000,000
                                                                                                ------------
  Common stock, $.01 par value --
    Authorized -- 100,000,000 shares
    Issued and outstanding -- 30,937,330 shares ..........................................      $    309,373
  Capital in excess of par value (Notes 2 and 5) .........................................       185,160,682
  Accumulated undistributed net investment income (Note 2) ...............................         2,018,708
  Accumulated net realized loss from security transactions ...............................       (65,395,798)
  Net unrealized depreciation of investments .............................................        (1,382,324)
                                                                                                ------------
        Net assets applicable to common stock (equivalent to $3.90 per share, based on
          30,937,330 shares outstanding) .................................................      $120,710,641
                                                                                                ------------
            Total net assets .............................................................      $140,710,641
                                                                                                ============


The accompanying notes are an integral part of these financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

STATEMENT OF OPERATIONS
For the year ended October 31, 1996

INVESTMENT INCOME (Note 2):
  Interest income ........................................................................      $14,924,640
  Dividend income ........................................................................          366,251
  Accretion of discount ..................................................................        1,509,541
                                                                                                -----------
        Total investment income ..........................................................      $16,800,432
                                                                                                -----------

EXPENSES:
  Interest expense .......................................................................      $ 1,305,999
  Investment advisory fee (Note 3) .......................................................          928,792
  Custodian and transfer agent fees ......................................................          169,999
  Preferred dividend auction costs .......................................................          151,001
  Professional fees ......................................................................          165,002
  Miscellaneous expenses .................................................................          141,831
  Amortization of prepaid surety bond premiums (Note 7) ..................................           80,001
  Directors' fees ........................................................................           94,289
  Insurance expense ......................................................................          107,774
  Amortization of deferred auction agent fees (Note 6) ...................................           26,999
                                                                                                -----------
        Total expenses ...................................................................      $ 3,171,687
                                                                                                -----------
        Net investment income ............................................................      $13,628,745
                                                                                                -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain on investments sold ..................................................      $   351,405
  Change in net unrealized depreciation of investments (Note 2) ..........................        5,074,470
                                                                                                -----------
        Net realized and unrealized gain on investments ..................................      $ 5,425,875
                                                                                                -----------
        Net increase in net assets resulting from operations .............................      $19,054,620
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS ($5,679 per share) ...............................       (1,135,736)
                                                                                                -----------
        Net increase in net assets applicable to common stockholders .....................      $17,918,884
                                                                                                ===========


The accompanying notes are an integral part of these financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

STATEMENT OF CASH FLOWS
For the year ended October 31, 1996

CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest and dividends received ..........................   $  14,909,511
  Operating expenses paid ..................................      (3,209,152)
                                                               -------------
        Net cash provided by operating activities ..........   $  11,700,359
                                                               -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of portfolio securities ........................   $(171,846,771)
                                                               -------------
  Sales and maturities of portfolio securities .............     153,286,680
                                                               -------------
        Net cash used in investing activities ..............   $ (18,560,091)
                                                              --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net proceeds from common stock rights offering and sale of
    common stock ...........................................      19,553,840
  Preferred stock dividends paid ...........................      (1,121,403)
  Common stock dividends paid from operations ..............     (10,071,059)
                                                               -------------
        Net cash provided by financing activities ..........   $   8,361,378
                                                               -------------
NET INCREASE IN CASH .......................................   $   1,501,646
Cash, beginning of period ..................................              48
                                                               -------------
CASH, END OF PERIOD ........................................   $   1,501,694
                                                               =============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
    Net increase in net assets resulting from operations ...   $  19,054,620
    Increase in interest and other receivables .............        (616,300)
    Amortization of Fidelity Bond and other deferred assets           32,180
    Increase in other assets ...............................           6,923
    Increase in accrued expenses ...........................         (76,568)
    Net realized gain on investments sold ..................        (351,405)
    Change in net unrealized depreciation of investments ...      (5,074,470)
    Accretion of bond discount .............................      (1,274,621)
                                                               -------------
        Net cash provided by operating activities ..........   $  11,700,359
                                                               =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  Cash paid during the period for interest .................   $   1,306,000
                                                               =============


The accompanying notes are an integral part of these financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

STATEMENT OF CHANGES IN NET ASSETS
                                                                    Fiscal Year Ended   Fiscal Year Ended
                                                                       October 31,         October 31,
                                                                           1996                1995
                                                                    -----------------   -----------------
FROM OPERATIONS:
  Net investment income ........................................       $ 13,628,745        $ 12,374,147
  Net realized gain/(loss) on investments sold .................            351,405          (3,741,007)
  Change in net unrealized depreciation of investments .........          5,074,470           3,492,305
                                                                       ------------        ------------
        Net increase in net assets resulting from operations ...       $ 19,054,620        $ 12,125,445
                                                                       ------------        ------------
FROM FUND SHARE TRANSACTIONS:
  Shares issued (353,455 shares and 225,487 shares,
    respectively) to common stockholders for reinvestment of
    dividends ..................................................       $  1,333,077        $    827,802
  Net proceeds from sale of common stock issued (5,393,885
    shares, after deducting $996,862 of soliciting fees and
    other expenses) ............................................         19,553,840           --
                                                                       ------------        ------------
        Increase in net assets resulting from fund share
          transactions .........................................       $ 20,886,917        $    827,802
                                                                       ------------        ------------
DISTRIBUTIONS TO STOCKHOLDERS:
  Preferred dividends ($5,679 and $5,996 per share, respectively)      $ (1,135,736)       $ (1,199,291)
  Common dividends ($.42 and $.42 per share, respectively) from
    operations .................................................        (11,404,136)        (10,516,741)
                                                                       ------------        ------------
        Decrease in net assets resulting from distributions to
          stockholders .........................................        (12,539,872)        (11,716,032)
                                                                       ------------        ------------
        Total net increase in net assets .......................       $ 27,401,665        $  1,237,215

NET ASSETS:
  Beginning of period ..........................................        113,308,976         112,071,761
                                                                       ------------        ------------
  End of period (including $2,018,708 and $929,835 of
    undistributed net investment income as of October 31, 1996
    and 1995, respectively) ....................................       $140,710,641        $113,308,976
                                                                       ============        ============


The accompanying notes are an integral part of these financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR EACH SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIODS PRESENTED
                                                                            For the Years Ended October 31,
                                                         ------------------------------------------------------------------------
                                                           1996                1995               1994         1993        1992
                                                         --------            --------            -------     -------      -------
Net asset value, beginning of period ................    $   3.70            $   3.69            $  4.25     $  4.03      $  3.89
                                                         --------            --------            -------     -------      -------
Net investment income ...............................         .50#                .45                .48#        .63#         .62
Net realized and unrealized gain (loss) on
  investments .......................................         .20#                .03               (.38)#       .39#         .07
                                                         --------            --------            -------     -------      -------
        Total from investment operations ............    $    .70            $    .48            $   .10     $  1.02      $   .69
                                                         --------            --------            -------     -------      -------
Distributions:
Dividends from accumulated net
    investment income
    To preferred stockholders .......................        (.04)               (.05)              (.03)       (.06)        (.10)
    To common stockholders ..........................        (.42)               (.42)              (.45)       (.62)        (.45)
                                                         --------            --------            -------     -------      -------
        Total distributions .........................    $   (.46)           $   (.47)           $  (.48)    $  (.68)     $  (.55)
                                                         --------            --------            -------     -------      -------
Effect of sale of common stock and related
  expenses from rights offering .....................    $   (.04)           $   --              $  (.18)    $  (.12)     $   --
                                                         --------            --------            -------     -------      -------
Net asset value, end of period ......................    $   3.90            $   3.70            $  3.69     $  4.25      $  4.03
                                                         ========            ========            =======     =======      =======
Per share market value, end of period ...............    $   4.00            $   3.88            $  3.50     $  4.25      $  4.00
                                                         ========            ========            =======     =======      =======
Total investment return .............................      15.29%              28.57%            (7.78)%      23.25%       27.99%
                                                         ========            ========            =======     =======      =======
Net assets, end of period, applicable to
  common stock (a) ..................................    $120,711            $ 93,309            $92,072     $79,438      $55,178
                                                         ========            ========            =======     =======      =======
Net assets, end of period, applicable to
  preferred stock (a) ...............................    $ 20,000            $ 20,000            $20,000     $20,000      $30,000
                                                         ========            ========            =======     =======      =======
Net assets, end of period (a) .......................    $140,711            $113,309           $112,072     $99,438      $85,178
                                                         ========            ========            =======     =======      =======
Ratio of operating expenses to average net assets** .       2.21%+              2.28%+             2.30%+      2.13%+       2.28%+
Ratio of net investment income to average net
  assets** ..........................................       9.51%               9.39%              8.64%       9.26%        9.33%
Portfolio turnover rate .............................     108.33%              80.71%             72.00%     117.20%       97.86%

(a) Dollars in thousands.
 ** Ratios calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of both the common and preferred shareholders.
  + Excluding interest expense, the ratio of operating expenses to average net assets is 1.30%, 1.29%, 1.32%, 1.50% and 1.72%, respectively.
  # Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's rights offerings.


The accompanying notes are an integral part of these financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

INFORMATION REGARDING SENIOR SECURITIES
                                                                                  As of October 31,
                                                         -----------------------------------------------------------------------
                                                             1996           1995          1994           1993           1992
                                                         -----------------------------------------------------------------------
Total Amount Outstanding:
  Notes                                                  $20,000,000    $20,000,000    $20,000,000    $20,000,000    $ 5,000,000
  Preferred stock                                         20,000,000     20,000,000     20,000,000     20,000,000     30,000,000

Asset Coverage:
  Per note (a)                                                  690%           667%           660%           597%         1,804%
  Per preferred stock share (b)                                 345%           333%           330%           299%           258%

Involuntary Liquidation Preference:
  Per preferred stock share (c)                          $   100,000    $   100,000    $   100,000    $   100,000    $   100,000

Approximate Market Value:
  Per note                                               $    990.00    $    987.50    $    937.10    $    997.50    $  1,087.50
  Per preferred stock share                                  100,000        100,000        100,000        100,000        100,000

(a) Calculated by subtracting the Fund's total liabilities (not including senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding.
(b) Calculated by subtracting the Fund's total liabilities (not including senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding shares of Taxable Auction Rate Preferred Stock.
(c) Plus accumulated and unpaid dividends.


The accompanying notes are an integral part of these financial statements.

                   PROSPECT STREET HIGH INCOME PORTFOLIO INC.

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

(1) ORGANIZATION AND OPERATIONS
  Prospect Street High Income Portfolio Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988 and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with generally accepted accounting principles, which requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

  The Fund invests primarily in securities of fixed-maturity, corporate debt securities and in redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

  See the schedule of investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES
  (A) VALUATION OF INVESTMENTS
  Investments for which listed market quotations are readily available are stated at market value, which is determined using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market.

  Other investments, primarily noninvestment-grade corporate debt securities for which market quotations are not readily available due to a thinly traded market with a limited number of market makers, are stated at fair value on the basis of valuations furnished by an independent pricing service, subject to adjustment by the investment adviser in certain circumstances. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. These procedures have been approved by the Board of Directors.

  The fair value of restricted securities is determined by the investment adviser following procedures approved by the Board of Directors.

  (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
  Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income is recorded on the accrual basis.

  (C) FEDERAL INCOME TAXES
  It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. Accordingly, no federal income tax provision is required. The Fund has reclassified $112,828 from capital in excess of par to accumulated undistributed net investment income. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

  At October 31, 1996, the cost of investments in securities for federal income tax purposes was $155,950,435. Aggregate gross unrealized gains on securities in which there was an excess of market value over tax cost was $6,609,451. Aggregate gross unrealized losses on securities in which there was an excess of tax cost over market value was $7,704,835. The net unrealized loss on securities held by the Fund was $1,095,384 for federal income tax purposes.

  At October 31, 1996, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

             CARRYOVER
             AVAILABLE                 EXPIRATION DATE

           $(42,317,344)              October 31, 1998
            (18,529,051)              October 31, 1999
               (808,396)              October 31, 2002
             (3,703,531)              October 31, 2003
           ------------
           $(65,358,322)
           ============

  (D) COMMON STOCK AND TAXABLE AUCTION RATE PREFERRED STOCK (PREFERRED STOCK), OFFERING AND DEFERRED DEBT ISSUANCE AND ORGANIZATIONAL COSTS
  The costs incurred by the Fund in connection with the initial sale of the common and preferred stock as well as the common stock rights offerings have been recorded as a reduction of the common stock proceeds. The costs incurred by the Fund in connection with the issuance of the senior notes have been deferred and are being amortized on a straight-line basis over a period of five years.

  (E) CASH FLOW INFORMATION
  The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(3) INVESTMENT ADVISORY AGREEMENT
  Prospect Street Investment Management Co., Inc., the Fund's Investment Adviser, earned approximately $928,792 in management fees for the year ended October 31, 1996. Management fees paid by the Fund to the Investment Adviser were calculated at .65% (on an annual basis) of the average weekly value of total assets of the Fund less accrued liabilities (excluding the principal amount of the notes and the liquidation preference of the preferred stock and including accrued and unpaid dividends on the preferred stock) up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and .50% of the excess of net assets over $225,000,000. At October 31, 1996, the fee payable to the Investment Adviser was $114,157, which was included in accrued expenses in the accompanying balance sheet. However, for a period of one year commencing on the expiration date of the rights offering (Note 12), the Adviser will waive its advisory fee with respect to any increase in the Fund's net assets resulting from the exercise of any rights pursuant to the Offer.

(4) DEBT
  In July 1993, the Fund repurchased the remaining $5,000,000 (principal amount) of its senior extendible notes (the Notes), which carried an annual interest rate through November 30, 1993 of 10.28%. The Fund simultaneously issued $20,000,000 of new Senior Notes (the Senior Notes) that will mature, if not previously redeemed, on December 1, 1998. The Fund is required to maintain certain asset coverages with respect to the Senior Notes, as defined in the Note Purchase Agreement, and the Senior Notes are subject to mandatory redemption if the Fund fails to maintain these asset coverages. The Senior Notes bear interest at the rate of 6.53% per annum through November 30, 1998. Interest on the Senior Notes is due every June 1 and December 1, commencing December 1, 1993.

  The Senior Notes are redeemable, in whole or in part, by the Fund at certain times and under certain circumstances, as defined in the Note Purchase Agreement.

(5) REDEEMABLE PREFERRED STOCK
  In July 1993, the Fund redeemed 100 of the 300 shares of preferred stock that were issued concurrently with the issuance of the Senior Extendible Notes. Dividends are cumulative at a rate that was established at the offering of the preferred stock and which has and will continue to be reset every 30 days thereafter by an auction. Dividend rates ranged from 5.316% to 6.000% of the liquidation preference during the year ended October 31, 1996. The remaining 200 shares of preferred stock are redeemable, at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The preferred stock is also subject to mandatory redemption at a redemption price equal to $100,250 per share, plus accumulated and unpaid dividends, if the Fund is in default of its surety asset coverage requirements with respect to the preferred stock (see Note 7). In general, the holders of the preferred stock and the common stock vote together as a single class, except that the holders of the preferred stock, as a separate class, vote to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the preferred stock and common stock. The preferred stock has a liquidation preference of $100,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverages with respect to the preferred stock, as defined in the Fund's Note Purchase Agreement and Surety Bond Agreement.

(6) AUCTION AGENT
  The Fund amended and extended the auction agent agreement with Bear Stearns & Co. Inc. on October 26, 1993 (which was originally dated May 7, 1990) to provide for an extension to December 4, 1998. The Fund incurred additional costs of $135,000 related to extending this agreement. These costs are being amortized on a straight-line basis over the remaining life of the extended agreement. Amortization expense for the year ended October 31, 1996 was $26,999.

(7) SURETY BOND
  The Fund has entered into an insurance agreement, dated as of December 1, 1988, with Financial Security Assurance, Inc. (FSA), pursuant to which FSA has issued a surety bond. Under the terms of the surety bond, FSA has unconditionally and irrevocably guaranteed dividend, redemption and liquidation payments to preferred shareholders upon failure of the Fund to do so, and the Fund is then obligated to reimburse FSA for any amounts paid under the surety bond. The surety bond had an initial term of five years and was scheduled to expire on December 5, 1993. On July 15, 1993, the Fund extended the terms of the surety bond from December 5, 1993 to December 5, 1998. The Fund will pay an annual premium of 0.40% on the maximum aggregate liquidation preference of the preferred stock.

  The Fund executed an amendment to the insurance agreement on April 11, 1990, which provides that the Fund must redeem or repurchase all of the then outstanding shares of preferred stock in the event that the dividend rate on the preferred stock for the period next succeeding the auction in September 1998 is the maximum applicable rate (as defined) payable on the Fund's preferred stock.

(8) PURCHASES AND SALES OF SECURITIES
  For the year ended October 31, 1996, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated $171,129,613 and $148,033,672, respectively. There were no purchases or sales of U.S. Government obligations during the year ended October 31, 1996.

(9) CERTAIN TRANSACTIONS
  Certain officers of the Investment Adviser serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

  Directors who are not officers or employees of the Investment Adviser receive a fee of $10,000 per year plus $2,000 per Directors' meetings attended, together with actual out-of-pocket expenses relating to attendance at such meetings and $1,000 per telephone meeting. In addition, members of the Fund's audit committee, which consists of certain of the Fund's noninterested Directors, receive $1,000 per audit committee meeting attended, if held on a day other than the day of a Directors' meeting, together with actual out-of-pocket expenses relating to attendance at such meeting.

(10) DIVIDENDS AND DISTRIBUTIONS
  The Board of Directors of the Fund declared regular dividends on the common stock of $.035 per share payable on November 30 and December 29, 1995, and January 31, February 29, March 29, April 30, May 31, June 28, July 31, August 30, September 30 and October 31, 1996.

  Distributions on common stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses, less distributions on the preferred stock). The Fund plans to pay monthly distributions to common shareholders. Meanwhile, as a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) applicable to common shareholders on a tax basis. All shareholders of the Fund are automatically considered a participant in the Dividend Reinvestment Plan (the "Plan") unless otherwise elected. Under the Plan, when the market price of common stock shares is equal to or exceeds the net asset value on record date for distribution, participants will receive all dividends and distributions in full and fractional shares of the Fund at the most recently determined net asset value but in no event less than 95% of market price. If on record date for distributions the net asset value of the common stock exceeds its market price, or if the Fund shall declare a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy common stock in the open market for the participants' accounts. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

(11) FAIR VALUE OF LONG-TERM DEBT
  The fair value of the Fund's long-term debt is estimated based on the quoted market prices for the same issues or on the current rates offered to the Fund for debt of the same remaining securities. At October 31, 1996, the fair value of the Senior Notes was $19,800,000.

(12) RIGHTS OFFERING
  On May 10, 1996 the Fund commenced a rights offering whereby the Fund issued to its shareholders of record, as of that date, transferable rights entitling the holders thereof to subscribe for an aggregate of 8,840,000 shares of the Fund's common stock. Each record date shareholder had the ability to receive one right for each three shares of common stock held. Each right allowed the rights holder to subscribe for one share of common stock. The subscription period for the rights offering expired on June 21, 1996 and the Fund issued 5,393,885 shares of common stock at $3.81 per share. Proceeds to the Fund amounted to $19,553,840, net of soliciting fees and offering expenses of $996,862.

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Prospect Street High Income Portfolio Inc.:

    We have audited the accompanying balance sheet of PROSPECT STREET HIGH INCOME PORTFOLIO INC., including the schedule of investments, as of October 31, 1996, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year ended October 31, 1996 and the year ended October 31, 1995 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street High Income Portfolio Inc. as of October 31, 1996, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                     ARTHUR ANDERSEN LLP

Boston, Massachusetts
December 13, 1996

                    PROSPECT STREET HIGH INCOME PORTFOLIO INC.
INVESTMENT ADVISER                               AUDITORS
Prospect Street Investment Management Co., Inc.  Arthur Andersen LLP
60 State Street, Suite 3750                      Boston, MA
Boston, MA 02109
                                                 TRANSFER AND SHAREHOLDERS' SERVICING AGENT
OFFICERS                                         State Street Bank and Trust Company
Richard E. Omohundro, Jr. -- President           P.O. Box 8200
John A. Frabotta -- Vice President,              Boston, MA 02266
                    Treasurer and                (800) 426-5523
                    Chief Investment
                    Officer                      CUSTODIAN
Karen J. Thelen -- Secretary                     State Street Bank and Trust Company
                                                 Boston, MA
DIRECTORS
John S. Albanese                                 PAYING AGENT (PREFERRED)
C. William Carey                                 Bankers Trust Company
Joseph G. Cote                                   New York, NY
John A. Frabotta
Richard E. Omohundro, Jr.                        Listed: NYSE
Harlan D. Platt                                  Symbol: PHY
Christopher E. Roshier

LEGAL ADVISER
Olshan Grundman Frome & Rosenzweig LLP
New York, NY

FACTS FOR SHAREHOLDERS:

Prospect Street High Income Portfolio Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal publishes Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily.

QUESTIONS REGARDING YOUR ACCOUNT: Please telephone State Street Bank & Trust Company at their toll free number 1-800-426-5523 Monday through Friday from 9:00 a.m. to 5:00 p.m.

WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please mail all correspondence directly to Prospect Street High Income Portfolio Inc., c/o State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266. For express mail the address is Prospect Street High Income Portfolio Inc., c/o State Street Bank & Trust Company, 2 Heritage Drive, Corporate Stock Transfer -- 4th Floor, North Quincy, MA 02171.

  PROSPECT STREET HIGH INCOME PORTFOLIO INC.
  60 State Street, Suite 3750
  Boston, MA 02109



                               PROSPECT STREET(R)
                           HIGH INCOME PORTFOLIO INC.



                                     ANNUAL
                                     REPORT
                                OCTOBER 31, 1996


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